December 1, 2004

        Supplement to the Class A, Class B and Class C Shares
                  Prospectus, as may be amended, of:


Fund                                        Prospectus Date

Pioneer America Income Trust                4/30/04
Pioneer Balanced Fund                       4/30/04
Pioneer Bond Fund                           10/28/04
Pioneer Cash Reserves Fund                  4/30/04
Pioneer Emerging Markets Fund               4/1/04
Pioneer Equity Income Fund                  3/1/04
Pioneer Europe Fund                         3/1/04
Pioneer Fund                                4/30/04
Pioneer Global High Yield Fund              3/1/04
Pioneer Growth Shares                       4/30/04
Pioneer High Yield Fund                     3/1/04
Pioneer Ibbotson Aggressive Allocation Fund 8/6/04
Pioneer Ibbotson Growth Allocation Fund     8/6/04
Pioneer Ibbotson Moderate Allocation Fund   8/6/04
Pioneer International Equity Fund           7/29/04
Pioneer International Value Fund            4/1/04
Pioneer Large Cap Growth Fund               7/29/04
Pioneer Mid Cap Growth Fund                 1/28/04
Pioneer Mid Cap Value Fund                  3/1/04
Pioneer Oak Ridge Large Cap Growth Fund     2/13/04
Pioneer Oak Ridge Small Cap Growth Fund     2/13/04
Pioneer Papp America-Pacific Rim Fund       2/20/04
Pioneer Papp Small and Mid Cap Growth Fund  2/20/04
Pioneer Papp Stock Fund                     2/20/04
Pioneer Papp Strategic Growth Fund          2/20/04
Pioneer Protected Principal Plus Fund       11/1/02
Pioneer Protected Principal Plus Fund II    2/26/03
Pioneer Real Estate Shares                  4/29/04
Pioneer Research Fund                       4/30/04
Pioneer Select Equity Fund                  12/31/03
Pioneer Select Value Fund                   6/10/04
Pioneer Small Cap Value Fund                4/1/04
Pioneer Small Company Fund                  3/1/04
Pioneer Strategic Income Fund               1/28/04
Pioneer Tax Free Income Fund                4/30/04
Pioneer Value Fund                          1/28/04


The following supplements the corresponding sections of the prospectus for all above-named funds. Please refer to the prospectus for the main text of the supplemented sections.

Effective on December 1, 2004, Pioneer Funds Distributor, Inc. ("PFD") has placed a limit of $49,999 on any single purchase transaction for Class B shares per fund. Additionally, PFD has placed a limit of $999,999 on any single purchase transaction for Class C shares per fund. As a result of these changes, information contained in the section entitled "Buying, exchanging and selling shares - Comparing classes of shares" and throughout the prospectus is modified accordingly. Depending upon your circumstances and your eligibility for a reduced sales charge on Class A shares, purchasing Class A shares instead of Class B or Class C shares at lower investment amounts may be appropriate. You should consult your investment professional who can help you determine which class of shares meets your goals. Purchase orders for Class B shares and Class C shares that exceed the maximum purchase amount will be refused and the investment professional with whom you placed your purchase order will be contacted.

The following language is inserted after the first paragraph in the section entitled "Buying, exchanging and selling shares - Minimum investment amounts":

Maximum purchase amounts

Purchases of fund shares are limited to $49,999 for Class B shares and $999,999 for Class C shares. These limits are applied on a per transaction basis.

Effective on December 1, 2004, the holding period for the reinstatement privilege for Class A or Class B shares has been changed from no more than six months after the sale of such shares to no more than 90 days after the sale of such shares.

The first bullet point under the first paragraph in the section entitled "Buying, exchanging and selling shares - Reinstatement privilege for Class A and Class B shares" is changed to:

o You must send a written request to the transfer agent no more than 90 days after selling your shares and

Effective on December 1, 2004, the first paragraph and the table under the section entitled "Buying, exchanging and selling shares -Sales charges: Class B shares" is replaced with the following chart:

You buy Class B shares at net asset value per share without paying an initial sales charge. However, if you sell your Class B shares within five years of purchase, you will pay the distributor a contingent deferred sales charge. The contingent deferred sales charge decreases as the number of years since your purchase increases.

Contingent deferred sales charge
------------------------------- -----------------------------------------------------------------------------
On shares sold                                                                                     As a % of
before the                                                                             dollar amount subject
end of the year                                                                          to the sales charge
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
1                                                                                                          4
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
2                                                                                                          4
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
3                                                                                                          3
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
4                                                                                                          2
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
5                                                                                                          1
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
6+                                                                                                       -0-
------------------------------- -----------------------------------------------------------------------------

Shares purchased prior to December 1, 2004 remain subject to the contingent deferred sales charges in effect at the time you purchased those shares.

As a result of these changes, information contained in the section entitled "Buying, exchanging and selling shares - Comparing classes of shares" and throughout the prospectus is modified accordingly.

Subject to the receipt of the necessary shareholder approval and the satisfaction of other conditions, it is anticipated that certain Safeco funds will transfer all of their assets into funds managed by Pioneer. As a result of this reorganization, anticipated to become effective on or about December 10, 2004, Safeco fund shareholders will become shareholders of corresponding Pioneer funds. Accordingly, the following language is inserted in the section entitled "Qualifying for a reduced sales charge - Class A purchases at net asset value are available to":

            o Shareholders of record (i.e., not held in the name of your broker or an omnibus account) on the date of the reorganization of a predecessor Safeco fund into a corresponding Pioneer fund, shareholders who owned shares in the name of an omnibus account provider on that date that agrees with the fund to distinguish beneficial holders in the same manner, and retirement plans with assets invested in the predecessor Safeco fund on that date.

                                                                   16662-00-1104
                                        (C) 2004 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC